Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax expense (income), continuing operations	$ 0	$ 0	$ 0
Deferred tax expense (income)	0	0	0
Unused tax losses for which no deferred tax asset recognised	45,149,000	43,076,000	41,126,000
unused cumulative Canadian exploration and development expenses for tax purposes available to be carried forward	$ 45,623,000	$ 44,659,000	$ 38,889,000
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	The non-refundable investment tax credits of $1.6 million expire between 2025 and 2032.